Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 03, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has generally granted new-hire option awards to executive officers on or around the date of appointment of such executive officers, and all other new-hire option awards have typically been granted the first week of the month following such new hire’s employment start date. Annual refresh employee option grants are typically made in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting stock options as described above, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has generally granted new-hire option awards to executive officers on or around the date of appointment of such executive officers, and all other new-hire option awards have typically been granted the first week of the month following such new hire’s employment start date. Annual refresh employee option grants are typically made in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation”
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Because the Compensation Committee has a practice of generally granting stock options as described above, the Compensation Committee generally does not take MNPI into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant Date	Number of Securities Underlying Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(1)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material nonpublic
information and the trading day
beginning immediately following the
disclosure of material nonpublic
information

Marshall Fordyce, M.D., Ph.D.	—	—	—	—	—
Jason Carter	—	—	—	—	—
Robert Brenner, M.D.	01/03/2024	350,000	15.36	3,627,050	24%

(1)
The amounts disclosed represent the aggregate grant date fair value of the option awards granted to our named executive officers during fiscal years 2023 and 2024 under our 2021 Plan, computed in accordance with FASB ASC Topic 718. The assumptions used in calculating the grant date fair value of the stock options are set forth in Note 8 to our audited financial statements included within our Annual Report on Form 10-K for the year ended December 31, 2024. This amount does not reflect the actual economic value that may be realized by the named executive officer.

(2)
Dr. Brenner was granted an option to purchase 350,000 shares of our Class A common stock on January 3, 2024, his first date of employment, in connection with his hiring as the Company’s Chief Medical Officer.

Marshall Fordyce, M.D., Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Marshall Fordyce, M.D., Ph.D.
Underlying Securities | shares		0
Exercise Price | $ / shares		$ 0
Fair Value as of Grant Date | $		$ 0
Underlying Security Market Price Change		0
Jason Carter [Member]
Awards Close in Time to MNPI Disclosures
Name		Jason Carter
Underlying Securities | shares		0
Exercise Price | $ / shares		$ 0
Fair Value as of Grant Date | $		$ 0
Underlying Security Market Price Change		0
Robert Brenner, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert Brenner, M.D.
Underlying Securities | shares		350,000
Exercise Price | $ / shares		$ 15.36
Fair Value as of Grant Date | $		$ 3,627,050
Underlying Security Market Price Change		0.24